Subsequent Events - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 13, 2025	Dec. 15, 2021	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Advisory fee			$ 800,000
Common Stock, Par or Stated Value Per Share			$ 0.00001	$ 0.00001
BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		431,250
Stock Issued During Period, Value, New Issues		$ 3,456,652
Subsequent Event [Member] | Advisory Agreement [Member]
Subsequent Event [Line Items]
Advisory fee	$ 500,000
Capital Market Advisory Services	300,000
Amount Paid For Merger	$ 200,000
Stock Issued During Period, Shares, New Issues	50,000
Common Stock, Par or Stated Value Per Share	$ 11.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000
Stock Issued During Period, Value, New Issues	$ 15,400,000
Subsequent Event [Member] | BURTECH ACQUISITION CORP [Member] | Advisory Agreement [Member]
Subsequent Event [Line Items]
Advisory fee	500,000
Capital Market Advisory Services	300,000
Amount Paid For Merger	$ 200,000
Stock Issued During Period, Shares, New Issues	50,000
Common Stock, Par or Stated Value Per Share			$ 11.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000